RIGHT OF USE ASSETS - Carrying amounts (Details) $ in Millions, Rp in Billions		12 Months Ended
	Jan. 01, 2019 IDR (Rp)	Dec. 31, 2021 IDR (Rp)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 IDR (Rp)	Dec. 31, 2019 IDR (Rp)
Disclosure of quantitative information about right-of-use assets [line items]
Short-term lease expense		Rp 5,251		Rp 3,612
Low-value asset leases expense		57		119
Beginning balance		19,104		20,893
Ending balance		19,253	$ 1,351	19,104
Gross or Cost
Disclosure of quantitative information about right-of-use assets [line items]
Beginning balance		27,086		25,314
Additions	Rp 4,065	6,042
Deductions	(2,182)	(2,821)
Reclassifications/Translations		216		(111)
Ending balance		30,523		27,086
Accumulated depreciation and amortization
Disclosure of quantitative information about right-of-use assets [line items]
Beginning balance		(7,982)		(4,421)
Additions	(5,086)	(5,004)
Deductions	1,586	1,726
Reclassifications/Translations		(10)		(61)
Ending balance		(11,270)		(7,982)
Land rights | Gross or Cost
Disclosure of quantitative information about right-of-use assets [line items]
Beginning balance		6,735		5,671
Additions	1,704	1,001
Deductions	(630)	(713)
Reclassifications/Translations		106		(10)
Ending balance		7,129		6,735
Land rights | Accumulated depreciation and amortization
Disclosure of quantitative information about right-of-use assets [line items]
Beginning balance		(1,328)		(676)
Additions	(864)	(975)
Deductions	212	512
Reclassifications/Translations		0
Ending balance		(1,791)		(1,328)
Buildings | Gross or Cost
Disclosure of quantitative information about right-of-use assets [line items]
Beginning balance		866		839
Additions	126	461
Deductions	(120)	(252)
Reclassifications/Translations		1		21
Ending balance		1,076		866
Buildings | Accumulated depreciation and amortization
Disclosure of quantitative information about right-of-use assets [line items]
Beginning balance		(327)		(237)
Additions	(205)	(331)
Deductions	177	199
Reclassifications/Translations		13		(62)
Ending balance		(446)		(327)
Transmission installation and equipment | Gross or Cost
Disclosure of quantitative information about right-of-use assets [line items]
Beginning balance		18,118		17,487
Additions	1,899	4,406
Deductions	(1,183)	(1,352)
Reclassifications/Translations		25		(85)
Ending balance		21,197		18,118
Transmission installation and equipment | Accumulated depreciation and amortization
Disclosure of quantitative information about right-of-use assets [line items]
Beginning balance		(5,931)		(3,329)
Additions	(3,586)	(3,182)
Deductions	984	655
Reclassifications/Translations		0
Ending balance		(8,458)		(5,931)
Power supply | Gross or Cost
Disclosure of quantitative information about right-of-use assets [line items]
Beginning balance		668		589
Additions	97	17
Deductions	(18)	(126)
Ending balance		559		668
Power supply | Accumulated depreciation and amortization
Disclosure of quantitative information about right-of-use assets [line items]
Beginning balance		(254)		(69)
Additions	(194)	(280)
Deductions	9	126
Ending balance		(408)		(254)
Vehicles | Gross or Cost
Disclosure of quantitative information about right-of-use assets [line items]
Beginning balance		605		700
Additions	238	83
Deductions	(230)	(132)
Reclassifications/Translations		0		(103)
Ending balance		556		605
Vehicles | Accumulated depreciation and amortization
Disclosure of quantitative information about right-of-use assets [line items]
Beginning balance		(69)		(111)
Additions	(162)	(198)
Deductions	203	121
Reclassifications/Translations		(2)		1
Ending balance		(148)		(69)
Other equipment | Gross or Cost
Disclosure of quantitative information about right-of-use assets [line items]
Beginning balance		94		28
Additions	1	74
Deductions	(1)	(246)
Reclassifications/Translations		84		66
Ending balance		6		94
Other equipment | Accumulated depreciation and amortization
Disclosure of quantitative information about right-of-use assets [line items]
Beginning balance		(73)
Additions	(75)	(38)
Deductions	Rp 1	113
Reclassifications/Translations		(21)
Ending balance		Rp (19)		(73)
Right-of-use assets				Rp (73)	Rp 1
Minimum
Disclosure of quantitative information about right-of-use assets [line items]
Lease term		1 year	1 year
Minimum | Buildings
Disclosure of quantitative information about right-of-use assets [line items]
Lease term		10 years	10 years
Maximum
Disclosure of quantitative information about right-of-use assets [line items]
Lease term		30 years	30 years
Maximum | Buildings
Disclosure of quantitative information about right-of-use assets [line items]
Lease term		50 years	50 years